Business Combinations and Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Mar. 01, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Line Items]
Non-controlling interest	$ 39.2			$ 37.8	$ 38.7
Net assets acquired	$ 2.1
Number of Class B shares exchanged	10,063,749
Cash acquired	$ 1.2
Net wokring capital acquired	0.9
Goodwill related to the acquisition price	$ 37.1
Net loss attributable to noncontrolling interest		$ (0.5)	$ (0.4)	(1.3)	0.1
Non-controlling Interest
Business Combinations [Line Items]
Net loss attributable to noncontrolling interest				$ 1.3	$ 0.1